Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Colombia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Turkey Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Qatar Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Argentine Republic Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | DP World PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Mexico Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Indonesia Asahan Aluminium Persero PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Colombia Government International Bond One [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Corp. Nacional del Cobre de Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Paraguay Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Colombia Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Turkey Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Qatar Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Argentine Republic Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | DP World PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Mexico Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Indonesia Asahan Aluminium Persero PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Colombia Government International Bond One [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Corp. Nacional del Cobre de Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Paraguay Government International Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Variable Portfolio – Emerging Markets Bond Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%